CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 14,894	$ 1,749	$ 4,790
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	16,117	15,308	8,109
Amortization of acquired intangible assets	81	47
Impairment of goodwill	2,923
Impairment of acquired intangible assets	494
Loss on disposal of property and equipment	639	690	425
Share-based compensation expense	5,382	3,166	4,109
Deferred income taxes	(820)	(2,303)	(2,078)
Foreign exchange gain	(1,042)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(2,144)	4,275	(8,850)
Amounts due from related parties	(3)	56
Rental deposits	(180)	(660)	(1,246)
Other non-current assets	(25)	(1,652)	84
Deferred revenue	(3,869)	30,486	10,742
Accrued expenses and other current liabilities	9,829	3,591	5,737
Income tax payable	4,828	237	1,776
Deferred income	(348)	(346)	1,300
Net cash provided by operating activities	46,756	54,644	24,898
Cash flows from investing activities:
Purchase of short-term investments	(291,384)	(128,307)	(31,175)
Proceeds from maturity of short-term investments	191,838	111,266	45,026
Acquisition of businesses (net of cash acquired of nil, $1,765 and nil for the years ended December 31, 2011, 2012, and 2013, respectively)		(1,196)
Purchases of long-term investments	(9,839)	(4,786)
Loan to third party			(30,542)
Proceeds from maturity of loan to third party			31,375
Loan to a related party	(2,636)	(4,777)
Proceeds from maturity of loan to a related party	1,634	3,185
Purchase of property and equipment	(10,469)	(19,145)	(26,331)
Proceeds from disposal of property and equipment	42	17	12
Net cash used in investing activities	(120,814)	(43,743)	(11,635)
Cash flows from financing activities:
Repurchase of ordinary shares		(7,278)	(8,846)
Payment of issuance cost in connection with initial public offering ("IPO")			(733)
Payment received for shares subscribed during IPO			155
Proceeds from exercise of options	246	123	265
Payment of dividend distribution	(22,665)	(9,929)
Net cash used in financing activities	(22,419)	(17,084)	(9,159)
Effect of exchange rate changes	1,596	381	2,272
Net increase (decrease) in cash and cash equivalents	(94,881)	(5,802)	6,376
Cash and cash equivalents, beginning of year	211,944	217,746	211,370
Cash and cash equivalents, end of year	117,063	211,944	217,746
Supplemental disclosure of cash flow information
Income taxes paid	3,248	2,897	2,635
Major non-cash investing activity:
Payable for property and equipment	$ 1,888	$ 2,393	$ 2,871